Cash and cash equivalents (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Cash	R$ 3,059,750	R$ 3,639,280	R$ 3,770,483
Cash and Cash Equivalents and Investments in Foreign Currency Overseas	17,172,979	33,444,974	19,352,067
Repurchase Agreements	52,822,160	28,103,405	65,766,340
Investments in Interbank Deposit Certificates (CDI)	217,717	2,013,246	528,870
Total	R$ 73,272,606	R$ 67,200,905	R$ 89,417,760